Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$4,329,910.12	0.0393449	$-	-	$4,329,910.12
Class B Notes	$36,360,000.00	1.0000000	$31,214,849.26	0.8584942	$5,145,150.74
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$100,279,910.12	0.1002799	$90,804,849.26	0.0908048	$9,475,060.86

Weighted Avg. Coupon (WAC)	4.80%		4.82%
Weighted Avg. Remaining Maturity (WARM)	20.76		19.95
Pool Receivables Balance	$124,812,429.48		$114,928,196.73
Remaining Number of Receivables	21,715		20,921

Adjusted Pool Balance	$120,482,269.52		$111,007,208.66

III. COLLECTIONS

Principal:
Principal Collections	$9,720,178.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$209,363.40
Total Principal Collections	$9,929,541.96

Interest:
Interest Collections	$520,871.03
Late Fees & Other Charges	$30,147.26
Interest on Repurchase Principal	$-
Total Interest Collections	$551,018.29

Collection Account Interest	$283.57
Reserve Account Interest	$162.39
Servicer Advances	$-

Total Collections	$10,481,006.21

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$10,481,006.21
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$15,531,596.06

	Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due 1.00%	$104,010.36		$104,010.36	$104,010.36
Collection Account Interest				$283.57
Late Fees & Other Charges				$30,147.26
Total due to Servicer				$134,441.19

2. Class A Noteholders Interest:
Class A-1 Notes	$-		$-
Class A-2 Notes	$-		$-
Class A-3 Notes	$-		$-
Class A-4 Notes	$5,953.63		$5,953.63

Total Class A interest:	$5,953.63		$5,953.63	$5,953.63

3. First Priority Principal Distribution:	$-		$-	$-

4. Class B Noteholders Interest:	$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:	$-		$-	$-

6. Class C Noteholders Interest:	$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:	$-		$-	$-

8. Class D Noteholders Interest:	$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:				$10,116,130.47

Reserve Account Release				$-
Reserve Account Draw				$-

9. Regular Principal Distribution Amount:				$9,475,060.86
	Distributable Amount		Paid Amount
Class A-1 Notes			$-
Class A-2 Notes			$-
Class A-3 Notes			$-
Class A-4 Notes			$4,329,910.12
Class A Notes Total:	$4,329,910.12		$4,329,910.12
Class B Notes Total:	$5,145,150.74		$5,145,150.74
Class C Notes Total:	$-		$-
Class D Notes Total:	$-		$-
Total Noteholders Principal	$9,475,060.86		$9,475,060.86

10. Required Deposit to Reserve Account				0.00

11. Trustee Expenses				0.00

12. Remaining Available Collections Released to Certificateholder				641,069.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,330,159.96
Beginning Period Amount	$4,330,159.96
Current Period Amortization	$409,171.89
Ending Period Required Amount	$3,920,988.07
Ending Period Amount	$3,920,988.07
Next Distribution Date Amount	$3,535,648.07

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	16.77%	18.20%	18.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.07%	20,518	97.08%	$111,566,896.41
30 - 60 Days	1.56%	326	2.40%	$2,761,254.57
61 - 90 Days	0.30%	63	0.43%	$493,057.10
91 + Days	0.07%	14	0.09%	$106,988.65
		20,921		$114,928,196.73
Total
Delinquent Receivables 61 + days past due	0.37%	77	0.52%	$600,045.75
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.45%	97	0.68%	$850,256.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.46%	103	0.66%	$896,731.80
Three-Month Average Delinquency Ratio	0.42%		0.62%

Repossession in Current Period		18		$144,308.37
Repossession Inventory		32		$53,263.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$164,054.19
Recoveries				$(209,363.40)
Net Charge-offs for Current Period				$(45,309.21)

Beginning Pool Balance for Current Period				$124,812,429.48

Net Loss Ratio				-0.44%
Net Loss Ratio for 1st Preceding Collection Period				-0.13%
Net Loss Ratio for 2nd Preceding Collection Period				0.11%
Three-Month Average Net Loss Ratio for Current Period				-0.15%

Cumulative Net Losses for All Periods				$7,407,166.84
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$543,093.83
Number of Extensions				62